Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Other Current Assets	$ 11,879	$ 29,249
Other Assets	198,992	113,225
Accrued Liabilities	(129,896)	(187,687)
Derivative Liabilities	(94,354)	(167,469)
Derivative Financial Instruments, Liabilities
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(1,721)	(4,799)
Current Portion of Derivative Liabilities	(23,290)	(42,515)
Derivative Liabilities	(94,354)	(167,469)
Derivative Financial Instruments, Liabilities | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Accrued Liabilities	0	0
Current Portion of Derivative Liabilities	(4,225)	(665)
Derivative Liabilities	(425)	(67)
Derivative Financial Instruments, Liabilities | Cross currency swaps
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(96)	(916)
Current Portion of Derivative Liabilities	(4,442)	(4,412)
Derivative Liabilities	0	(38,678)
Derivative Financial Instruments, Liabilities | Interest rate swaps
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(1,625)	(3,883)
Current Portion of Derivative Liabilities	(14,623)	(37,438)
Derivative Liabilities	(93,929)	(128,724)
Derivative Financial Instruments, Assets
Derivatives, Fair Value [Line Items]
Other Current Assets	1,028	580
Other Assets	2,075	1,593
Derivative Financial Instruments, Assets | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Other Current Assets	0	347
Other Assets	0	28
Derivative Financial Instruments, Assets | Cross currency swaps
Derivatives, Fair Value [Line Items]
Other Current Assets	0	0
Other Assets	0	0
Derivative Financial Instruments, Assets | Interest rate swaps
Derivatives, Fair Value [Line Items]
Other Current Assets	1,028	233
Other Assets	$ 2,075	$ 1,565